Employee Benefits - Summary of Changes in the Carrying Amount of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	¥ (73,479)
End of period	(73,168)	¥ (73,479)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	56,547	53,253
Interest income	404	409
Remeasurements	(1,550)	3,993
Employer contributions	2,190	2,084
Benefit payments	(3,584)	(3,207)
Currency exchange differences	(54)	(16)
Others	(23)	31
End of period	¥ 53,930	¥ 56,547